Consolidated Statements of Financial Position - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Assets
Cash (Note 16)	$ 426,062	$ 1,011,293
Other receivables (Note 12)	264,803	329,008
Inventory (Note 15)	515,391	507,489
Prepaid and other assets (Note 13)	116,051	74,298
	1,322,307	1,922,088
Property, plant and equipment (Note 5)	1,999,979	2,510,697
Mineral properties and deferred exploration (Note 4)	49,912,854	46,920,303
	53,235,140	51,353,088
Liabilities
Trade, other payables and accrued liabilities (Note 14)	5,767,402	5,216,703
Leases payable (Note 5)	67,819	56,631
Convertible loan (Note 23)	2,875,420	865,656
Short term portion of gold loan	4,622,351	2,335,474
	13,332,992	8,474,464
Warrant liability (Note 6)	4,850,000	4,850,000
Long term portion of gold loan		1,059,524
Asset Retirement Obligation (Note 19)	726,143	715,057
	18,909,135	15,099,045
Shareholders’ equity
Share capital (Note 6)	127,003,132	125,174,377
Share based payment reserve (Note 8)	9,394,394	7,674,233
Warrants reserve (Note 7)	1,248,037	1,248,037
Accumulated other comprehensive loss	(755,909)	(2,176,352)
Accumulated deficit	(103,263,959)	(96,566,577)
Equity attributable to owners of the Company	33,625,695	35,353,718
Non-controlling interests (Note 20, 4(a))	700,310	900,325
Total shareholders’ equity	34,326,005	36,254,043
	$ 53,235,140	$ 51,353,088